Related Party Transactions - Summary of Compensation to Key Management Personnel (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 1,531,851	$ 48,832	$ 1,350,476	$ 1,390,127
Post-employment benefits	6,520	208	3,288	3,841
Share-based payments	614,268	19,581	229,697	21,033
Total	$ 2,152,639	$ 68,621	$ 1,583,461	$ 1,415,001